N-6	Oct. 23, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Pruco Life Variable Universal Account
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Oct. 23, 2023
Amendment Flag	false
c000018405 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Advanced Strategies Portfolio
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; LSV Asset Management; PGIM Fixed Income; PGIM Real Estate
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	6.52%